Financial Risk Management - Additional Information (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Financial Instruments [Abstract]
Derivative warrant liabilities	€ 7,727
Derivative earnout liability	7,553
Cash balance	€ 383,495	€ 438,522	€ 89,478	€ 53,092